Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Operating activities:
Net income	$ 38,402	¥ 240,879	¥ 128,689	¥ 91,333
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of property, plant and equipment	(132)	(828)	(223)	(87)
Depreciation of property, plant and equipment	7,329	45,969	45,860	45,545
Amortization of intangible assets	737	4,621	4,621	4,621
Deferred income taxes	(1,584)	(9,935)	(21,145)	(1,060)
Provision for doubtful accounts	5,056	31,716	29,574	20,251
Interest on convertible notes	163	1,023	59,528	49,995
Amortization of debt issuance costs	110	690	3,947	3,712
Share-based compensation	13,434	84,268	62,241	58,684
Loss on trading securities				515
Impairment loss on available-for-sale equity securities			2,533	8,361
Loss on disposal of available-for-sale equity securities	27	167
Changes in operating assets and liabilities:
Trading securities				7,450
Accounts receivable	1,010	6,338	12,401	5,093
Inventories	46	286	(7,114)	(10,621)
Prepaid expenses and other receivables	(688)	(4,316)	7,023	(4,789)
Non-current deposits	1	9	12	11
Accounts payable	50	312	(991)	575
Accrued expenses and other payables	1,311	8,227	(2,541)	(28,866)
Deferred revenue	55,338	347,118	314,338	259,392
Amounts due to related parties	(746)	(4,679)	(49,879)	31,882
Income tax payable	960	6,024	2,859	(1,557)
Other non-current liabilities	9,704	60,873	45,899	40,557
Net cash provided by operating activities	130,528	818,762	637,632	580,997
Investing activities:
Purchase of property, plant and equipment	(10,692)	(67,066)	(24,693)	(16,630)
Proceeds from disposal of property, plant and equipment	59	372	272	150
Acquisition of available-for-sale equity securities			(66,154)
Proceeds from disposal of available-for-sale equity securities	35	217
Net cash used in investing activities	(10,598)	(66,477)	(90,575)	(16,480)
Financing activities:
Repayment of bank loan			(60,000)	(60,000)
Proceeds from bank loan				60,000
Payment for dividends to holder of non-controlling interests	(321)	(2,015)		(1,646)
Net cash used in financing activities	(321)	(2,015)	(60,000)	(1,646)
Effect of foreign currency exchange rate change on cash and cash equivalents	(1,582)	(9,924)	14,785	8,896
Net increase in cash and cash equivalents	118,027	740,346	501,842	571,767
Cash and cash equivalents at beginning of year	559,619	3,510,264	3,008,422	2,436,655
Cash and cash equivalents at end of year	677,646	4,250,610	3,510,264	3,008,422
Non-cash investing activity:
Payable for property, plant and equipment			572	235
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	10,612	66,567	57,506	52,967
Cash refund during the year for income taxes			1,598	350
Cash paid for interest	$ 245	¥ 1,537	¥ 94,057	¥ 49,572